FINANCIAL RISK MANAGEMENT - FAIR VALUE ESTIMATION (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Financial assets at FVOCI	¥ 463,696,000	¥ 377,631,000
Changes in level 3 items
Opening balance	377,631,000
Closing balance	463,696,000	377,631,000
At fair value [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVOCI	463,696,000	377,631,000
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	0	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Changes in level 3 items
Opening balance	377,631,000
Closing balance	463,696,000	377,631,000
At fair value [member] | Level 1 [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVOCI	0	0
Changes in level 3 items
Opening balance	0
Closing balance	0	0
At fair value [member] | Level 2 [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVOCI	0	0
Changes in level 3 items
Opening balance	0
Closing balance	0	0
At fair value [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVOCI	463,696,000	377,631,000
Changes in level 3 items
Opening balance	377,631,000	351,045,000
Acquisitions	86,065,000	26,586,000
Closing balance	¥ 463,696,000	¥ 377,631,000